MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of marketable securities [Abstract]
Schedule of Marketable Securities
	December 31,
	2020	2019

Financial assets measured at fair value through profit or loss:

Participation certificates in trust funds	$-	$1,042
Corporate bonds and government treasury notes	-	1,086

	$-	$2,128